Investment Securities (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($) Security
Investments Debt And Equity Securities [Abstract]
Available for sale securities, restricted	$ 8,000	$ 4,700
Available for sale securities, pledged	$ 182,700	$ 145,500
Number of securities consisted in portfolio | Security	316	300
Number of securities in loss position | Security	71	74
Unrealized loss included in other comprehensive	$ 147,500	$ 82,200
12 months or more	45,296	65,249
Gross Unrealized Losses	$ 2,000	$ 1,300